Allowance for loan losses - Disclosures related to loans individually evaluated for impairment (Details) - Non Covered Loans - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired
Related Allowance	$ 85,226	$ 119,670
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	722,007	795,308
Recorded investment - with No Allowance	310,814	249,787
Recorded Investment - Total	1,032,821	1,045,095
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	803,150	867,932
Unpaid principal balance - with No Allowance	420,055	377,884
Unpaid Principal Balance - Total	1,223,205	1,245,816
Commercial multi-family
Financing Receivable, Impaired
Related Allowance	4	4
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	1,196	932
Recorded investment - with No Allowance	3,114	0
Recorded Investment - Total	4,310	932
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	1,229	932
Unpaid principal balance - with No Allowance	3,786	0
Unpaid Principal Balance - Total	5,015	932
CRE non-owner occupied
Financing Receivable, Impaired
Related Allowance	12,281	27,494
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	44,975	85,583
Recorded investment - with No Allowance	149,587	96,005
Recorded Investment - Total	194,562	181,588
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	45,803	86,282
Unpaid principal balance - with No Allowance	173,124	138,378
Unpaid Principal Balance - Total	218,927	224,660
CRE owner occupied
Financing Receivable, Impaired
Related Allowance	5,077	7,857
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	105,841	113,592
Recorded investment - with No Allowance	26,365	26,474
Recorded Investment - Total	132,206	140,066
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	122,814	132,677
Unpaid principal balance - with No Allowance	58,540	60,485
Unpaid Principal Balance - Total	181,354	193,162
Commercial and industrial
Financing Receivable, Impaired
Related Allowance	3,171	16,835
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	43,640	65,208
Recorded investment - with No Allowance	24,831	10,724
Recorded Investment - Total	68,471	75,932
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	47,611	67,094
Unpaid principal balance - with No Allowance	44,255	20,968
Unpaid Principal Balance - Total	91,866	88,062
Construction
Financing Receivable, Impaired
Related Allowance	6	56
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	119	1,788
Recorded investment - with No Allowance	0	12,060
Recorded Investment - Total	119	13,848
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	119	1,788
Unpaid principal balance - with No Allowance	0	18,127
Unpaid Principal Balance - Total	119	19,915
Mortgages
Financing Receivable, Impaired
Related Allowance	42,804	41,211
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	427,855	416,004
Recorded investment - with No Allowance	104,000	102,884
Recorded Investment - Total	531,855	518,888
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	487,193	466,909
Unpaid principal balance - with No Allowance	137,175	138,211
Unpaid Principal Balance - Total	624,368	605,120
Leasing
Financing Receivable, Impaired
Related Allowance	61	320
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	507	1,099
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	507	1,099
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	507	1,099
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	507	1,099
Consumer | Credit cards
Financing Receivable, Impaired
Related Allowance	2,957	4,571
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	24,475	28,829
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	24,475	28,829
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	24,475	28,829
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	24,475	28,829
Consumer | Home equity lines of credit
Financing Receivable, Impaired
Related Allowance	1,560	1,558
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	6,691	6,236
Recorded investment - with No Allowance	2,829	1,498
Recorded Investment - Total	9,520	7,734
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	6,691	6,285
Unpaid principal balance - with No Allowance	3,087	1,572
Unpaid Principal Balance - Total	9,778	7,857
Consumer | Personal Loan
Financing Receivable, Impaired
Related Allowance	17,145	19,350
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	65,547	73,620
Recorded investment - with No Allowance	88	142
Recorded Investment - Total	65,635	73,762
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	65,547	73,620
Unpaid principal balance - with No Allowance	88	143
Unpaid Principal Balance - Total	65,635	73,763
Consumer | Auto Loan
Financing Receivable, Impaired
Related Allowance	51	228
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	310	1,161
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	310	1,161
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	310	1,161
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	310	1,161
Consumer | Other
Financing Receivable, Impaired
Related Allowance	109	186
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	851	1,256
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	851	1,256
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	851	1,256
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	851	1,256
PUERTO RICO
Financing Receivable, Impaired
Related Allowance	81,455	115,409
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	708,384	781,204
Recorded investment - with No Allowance	303,320	233,904
Recorded Investment - Total	1,011,704	1,015,108
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	789,176	852,117
Unpaid principal balance - with No Allowance	411,497	354,915
Unpaid Principal Balance - Total	1,200,673	1,207,032
PUERTO RICO | Commercial multi-family
Financing Receivable, Impaired
Related Allowance	4	4
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	1,196	932
Recorded investment - with No Allowance	1,017	0
Recorded Investment - Total	2,213	932
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	1,229	932
Unpaid principal balance - with No Allowance	1,247	0
Unpaid Principal Balance - Total	2,476	932
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Impaired
Related Allowance	12,281	27,494
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	44,975	85,583
Recorded investment - with No Allowance	149,587	96,005
Recorded Investment - Total	194,562	181,588
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	45,803	86,282
Unpaid principal balance - with No Allowance	173,124	138,378
Unpaid Principal Balance - Total	218,927	224,660
PUERTO RICO | CRE owner occupied
Financing Receivable, Impaired
Related Allowance	5,077	7,857
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	105,841	113,592
Recorded investment - with No Allowance	26,365	26,474
Recorded Investment - Total	132,206	140,066
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	122,814	132,677
Unpaid principal balance - with No Allowance	58,540	60,485
Unpaid Principal Balance - Total	181,354	193,162
PUERTO RICO | Commercial and industrial
Financing Receivable, Impaired
Related Allowance	3,171	16,835
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	43,640	65,208
Recorded investment - with No Allowance	24,831	10,724
Recorded Investment - Total	68,471	75,932
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	47,611	67,094
Unpaid principal balance - with No Allowance	44,255	20,968
Unpaid Principal Balance - Total	91,866	88,062
PUERTO RICO | Construction
Financing Receivable, Impaired
Related Allowance	6	56
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	119	1,788
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	119	1,788
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	119	1,788
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	119	1,788
PUERTO RICO | Mortgages
Financing Receivable, Impaired
Related Allowance	40,596	38,760
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	420,949	408,767
Recorded investment - with No Allowance	101,520	100,701
Recorded Investment - Total	522,469	509,468
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	479,936	458,010
Unpaid principal balance - with No Allowance	134,331	135,084
Unpaid Principal Balance - Total	614,267	593,094
PUERTO RICO | Leasing
Financing Receivable, Impaired
Related Allowance	61	320
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	507	1,099
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	507	1,099
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	507	1,099
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	507	1,099
PUERTO RICO | Consumer | Credit cards
Financing Receivable, Impaired
Related Allowance	2,957	4,571
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	24,475	28,829
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	24,475	28,829
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	24,475	28,829
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	24,475	28,829
PUERTO RICO | Consumer | Personal Loan
Financing Receivable, Impaired
Related Allowance	17,142	19,098
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	65,521	72,989
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	65,521	72,989
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	65,521	72,989
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	65,521	72,989
PUERTO RICO | Consumer | Auto Loan
Financing Receivable, Impaired
Related Allowance	51	228
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	310	1,161
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	310	1,161
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	310	1,161
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	310	1,161
PUERTO RICO | Consumer | Other
Financing Receivable, Impaired
Related Allowance	109	186
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	851	1,256
Recorded investment - with No Allowance	0	0
Recorded Investment - Total	851	1,256
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	851	1,256
Unpaid principal balance - with No Allowance	0	0
Unpaid Principal Balance - Total	851	1,256
UNITED STATES
Financing Receivable, Impaired
Related Allowance	3,771	4,261
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	13,623	14,104
Recorded investment - with No Allowance	7,494	15,883
Recorded Investment - Total	21,117	29,987
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	13,974	15,815
Unpaid principal balance - with No Allowance	8,558	22,969
Unpaid Principal Balance - Total	22,532	38,784
UNITED STATES | Commercial multi-family
Financing Receivable, Impaired
Related Allowance	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	0
Recorded investment - with No Allowance	2,097
Recorded Investment - Total	2,097
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	0
Unpaid principal balance - with No Allowance	2,539
Unpaid Principal Balance - Total	2,539
UNITED STATES | Construction
Financing Receivable, Impaired
Related Allowance		0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance		0
Recorded investment - with No Allowance		12,060
Recorded Investment - Total		12,060
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance		0
Unpaid principal balance - with No Allowance		18,127
Unpaid Principal Balance - Total		18,127
UNITED STATES | Mortgages
Financing Receivable, Impaired
Related Allowance	2,208	2,451
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	6,906	7,237
Recorded investment - with No Allowance	2,480	2,183
Recorded Investment - Total	9,386	9,420
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	7,257	8,899
Unpaid principal balance - with No Allowance	2,844	3,127
Unpaid Principal Balance - Total	10,101	12,026
UNITED STATES | Consumer | Home equity lines of credit
Financing Receivable, Impaired
Related Allowance	1,560	1,558
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	6,691	6,236
Recorded investment - with No Allowance	2,829	1,498
Recorded Investment - Total	9,520	7,734
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	6,691	6,285
Unpaid principal balance - with No Allowance	3,087	1,572
Unpaid Principal Balance - Total	9,778	7,857
UNITED STATES | Consumer | Personal Loan
Financing Receivable, Impaired
Related Allowance	3	252
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	26	631
Recorded investment - with No Allowance	88	142
Recorded Investment - Total	114	773
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	26	631
Unpaid principal balance - with No Allowance	88	143
Unpaid Principal Balance - Total	$ 114	$ 774